ACQUISITIONS	12 Months Ended
Dec. 31, 2013
ACQUISITIONS

3. ACQUISITIONS

On September 6, 2013, we acquired American Eldercare Inc., or American Eldercare, the largest provider of nursing home diversion services in the state of Florida, serving frail and elderly individuals in home and community-based settings. American Eldercare complements our core capabilities and strength in serving seniors and disabled individuals with a unique focus on individualized and integrated care, and has contracts to provide Medicaid long-term support services across the entire state of Florida. The enrollment effective dates for the various regions range from August 2013 to March 2014. The allocation of the purchase price resulted in goodwill of $76 million and other intangible assets of $75 million. The goodwill was assigned to the Retail segment and is deductible for tax purposes. The other intangible assets, which primarily consist of customer contracts and technology, have a weighted average useful life of 9.3 years. The purchase price allocation is preliminary, subject to completion of valuation analyses, including, for example, refining assumptions used to calculate the fair value of other intangible assets.

On December 21, 2012, we acquired Metropolitan Health Networks, Inc., or Metropolitan, a Medical Services Organization, or MSO, that coordinates medical care for Medicare Advantage beneficiaries and Medicaid recipients, primarily in Florida. We acquired all of the outstanding shares of Metropolitan and repaid all outstanding debt of Metropolitan for a transaction value of $851 million, plus transaction expenses. The total consideration of $851 million exceeded our estimated fair value of the net tangible assets acquired by approximately $827 million, of which we allocated $263 million to other intangible assets and $564 million to goodwill. A majority of the goodwill was assigned to the Healthcare Services segment and a portion to our Retail segment. The goodwill is not deductible for tax purposes. The other intangible assets, which primarily consist of customer contracts and trade names, have a weighted average useful life of 8.4 years.

On October 29, 2012, we acquired a noncontrolling equity interest in MCCI Holdings, LLC, or MCCI, a privately held MSO headquartered in Miami, Florida that coordinates medical care for Medicare Advantage and Medicaid beneficiaries primarily in Florida and Texas.

The Metropolitan and MCCI transactions provide us with components of a successful integrated care delivery model that has demonstrated scalability to new markets. A substantial portion of the revenues for both Metropolitan and MCCI are derived from services provided to Humana Medicare Advantage members under capitation contracts with our health plans. In addition, Metropolitan and MCCI provide services to Medicare Advantage and Medicaid members under capitation contracts with third party health plans. Under these capitation agreements with Humana and third party health plans, Metropolitan and MCCI assume financial risk associated with these Medicare Advantage and Medicaid members.

On July 6, 2012, we acquired SeniorBridge Family Companies, Inc., or SeniorBridge, a chronic-care provider of in-home care for seniors, expanding our existing clinical and home health capabilities and strengthening our offerings for members with complex chronic-care needs. The allocation of the purchase price resulted in goodwill of $99 million and other intangible assets of $14 million. The goodwill was assigned to the Healthcare Services segment and is not deductible for tax purposes. The other intangible assets, which primarily consist of customer contracts, trade name, and technology, have a weighted average useful life of 5.2 years.

Effective March 31, 2012, we acquired Arcadian Management Services, Inc., or Arcadian, a Medicare Advantage health maintenance organization (HMO) serving members in 15 U.S. states, increasing Medicare membership and expanding our Medicare footprint and future growth opportunities in these areas. The allocation of the purchase price resulted in goodwill of $44 million and other intangible assets of $38 million. The goodwill was assigned to the Retail segment and is not deductible for tax purposes. The other intangible assets, which primarily consist of customer contracts and provider contracts, have a weighted average useful life of 9.7 years.

On December 6, 2011, we acquired Anvita, Inc., or Anvita, a San Diego-based health care analytics company. The Anvita acquisition provides scalable analytics solutions that produce clinical insights which we expect to enhance our ability to improve the quality and lower the cost of health care for our members and customers. The allocation of the purchase price resulted in goodwill of $116 million and other intangible assets of $60 million. The goodwill was assigned to the Retail segment and is not deductible for tax purposes. The other intangible assets, which primarily consist of technology, have a weighted average useful life of 6.5 years.

The results of operations and financial condition of American Eldercare, Metropolitan, SeniorBridge, Arcadian, and Anvita have been included in our consolidated statements of income and consolidated balance sheets from the acquisition dates. In addition, during 2013, 2012 and 2011, we acquired other health and wellness and technology related businesses which, individually or in the aggregate, have not had, or are not expected to have, a material impact on our results of operations, financial condition, or cash flows. Acquisition-related costs recognized in each of 2013, 2012, and 2011 were not material to our results of operations. The pro forma financial information assuming the acquisitions had occurred as of the beginning of the calendar year prior to the year of acquisition, as well as the revenues and earnings generated during the current year were not material for disclosure purposes.